SCHEDULE OF BALANCE WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ (111)	$ (623)
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Salary and related	(257)	(219)
Shareholders [member]
IfrsStatementLineItems [Line Items]
Trade payables	16	(58)
Derivatives		(476)
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Other receivables	15	15
Investment in subsidiary	$ 115	$ 115